SCHEDULE OF INVENTORIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Inventories
Movie production	$ 467,230	$ 467,230
Food and beverage	90,846
Consumable	50,779
Merchandise	73,720
Inventories	$ 682,575	$ 467,230